RENTALS UNDER OPERATING LEASES	12 Months Ended
Dec. 31, 2011
RENTALS UNDER OPERATING LEASES
RENTALS UNDER OPERATING LEASES

NOTE 10 RENTALS UNDER OPERATING LEASES

        We receive rental income from the leasing of retail and other space under operating leases. The minimum future rentals (excluding operating leases at properties held for disposition as of December 31, 2011 and properties part of the RPI Spin-Off—(Note 19) based on operating leases of our Consolidated Properties as of December 31, 2011 are as follows:

Year	Amount
(In thousands)
2012	$1,337,195
2013	1,267,646
2014	1,143,619
2015	1,003,459
2016	860,472
Subsequent	2,675,265

$8,287,656

        Minimum future rentals exclude amounts which are payable by certain tenants based upon a percentage of their gross sales or as reimbursement of operating expenses and amortization of above and below-market tenant leases. Such operating leases are with a variety of tenants, the majority of which are national and regional retail chains and local retailers, and consequently, our credit risk is concentrated in the retail industry.